Employee Benefits (Composition of Employee Benefits) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Classes of employee benefits expense [abstract]
Fair value of plan assets	$ 432	$ 648
Termination benefits	(86)	(135)
Defined benefit obligation	(664)	(993)
Total Employee benefits	$ (318)	$ (480)